Report Of The Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,471,203		$ 2,433,785
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	981,696		962,964
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,167		90,393
– personal | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,390		374,762
– corporate and commercial | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	529,025		516,754
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62,666
Financial assets at amortised cost, category | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			962,964
Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			970,448
Financial assets at amortised cost, category | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			(7,484)
Financial assets at amortised cost, category | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			90,393
Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			90,393
Financial assets at amortised cost, category | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			0
Financial assets at amortised cost, category | – personal | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			374,762
Financial assets at amortised cost, category | – personal | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			376,481
Financial assets at amortised cost, category | – personal | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			(1,719)
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			516,754
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			522,248
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			(5,494)
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			71,448
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			71,719
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			$ (271)
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,645,418	$ 1,599,526
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (8,693)	(9,480)
IFRS 9 | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.40%
IFRS 9 | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,260,944
IFRS 9 | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,111)
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 981,696	949,737
ECL coverage	0.90%
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 990,321	959,080
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,625)	(9,343)
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 72,167	82,559
ECL coverage	0.00%
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 72,180	82,582
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13)	(23)
IFRS 9 | Financial assets at amortised cost, category | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 582,862	557,750
ECL coverage	0.00%
IFRS 9 | Financial assets at amortised cost, category | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 582,917	557,864
IFRS 9 | Financial assets at amortised cost, category | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (55)	(114)
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.60%
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 87,939
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,284)
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 59,678	70,457
ECL coverage	3.40%
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	8.00%
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	13.30%
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 61,786	72,658
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,554
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,914
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,108)	(2,201)
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(204)
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(254)
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 305	1,536
ECL coverage	0.70%
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 307	1,540
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(4)
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,667	1,513
ECL coverage	0.40%
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,673	1,517
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(4)
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Financial assets at amortised cost, category | – personal | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 391,390
ECL coverage	0.70%
IFRS 9 | Financial assets at amortised cost, category | – personal | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 394,337	375,069
IFRS 9 | Financial assets at amortised cost, category | – personal | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (2,947)	(3,047)
IFRS 9 | Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	8.40%
IFRS 9 | Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	9.10%
IFRS 9 | Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	15.90%
IFRS 9 | Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 15,075
IFRS 9 | Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,807
IFRS 9 | Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,383
IFRS 9 | Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,265)
IFRS 9 | Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(165)
IFRS 9 | Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(220)
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 529,025
ECL coverage	1.00%
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 534,577	520,137
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (5,552)	(6,053)
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.80%
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	5.30%
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	7.00%
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 44,779
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	737
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	485
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(812)
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(39)
IFRS 9 | Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(34)
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 61,281
ECL coverage	0.20%
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 61,407	63,874
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (126)	$ (243)
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.60%
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,932
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(31)
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0